Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Schedule of Historical and Current Estimated Per Share NAV	The following is a summary of our historical estimated per share NAV of our Class T and Class I common stock:

Approval Date by our Board	Estimated Per Share NAV (Unaudited)
04/06/18	$9.65
04/04/19	$9.54
04/02/20	$9.54